United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, TX 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, TX 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to resp ond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Money Market Select FundSM

September 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER- 4.03% (Cost $6,999)
Kells Funding LLC, 0.15%, Due 10/19/2015 A B	$7,000	$6,999

FINANCIAL COMPANY COMMERCIAL PAPER- 52.39%
Australia & New Zealand Banking Group Ltd., 0.28%, Due 10/29/2015 B	5,000	4,999
Bank of Montreal, 0.27%, Due 12/18/2015	5,000	4,997
Bank of Nova Scotia NY, 0.23%, Due 12/21/2015 B	3,000	2,998
Bank of Tokyo-Mitsubishi UFJ Ltd. NY, 0.30%, Due 12/17/2015	5,000	4,997
Caisse Des Depots et Con, 0.205%, Due 11/25/2015 B	6,000	5,998
Canadian Imperial Holdings, Inc., 0.20%, Due 11/17/2015	6,000	5,999
DNB Bank ASA, 0.27%, Due 12/29/2015 B	6,000	5,996
Erste Abwicklungsanstalt, 0.255%, Due 10/8/2015 B	5,000	5,000
General Electric Capital Corp., 0.26%, Due 10/9/2015	5,000	5,000
National Australia Bank Ltd, 0.19%, Due 11/24/2015 B	6,000	5,998
Nordea Bank AB, 0.245%, Due 12/21/2015 B	5,000	4,997
NRW Bank, 0.205%, Due 10/1/2015 B	5,000	5,000
Skandinaviska Enskilda Banken AG, 0.295%, Due 12/15/2015 B	5,000	4,997
Sumitomo Mitsui Banking Corp., 0.225%, Due 11/20/2015 B	6,000	5,998
Svenska Handelsbanken AB, 0.22%, Due 10/2/2015 B	5,000	5,000
Toronto Dominion Holdings (USA) Inc., 0.16%, Due 10/29/2015 B	7,000	7,000
Toyota Motor Credit Corp., 0.28%, Due 12/22/2015	6,000	5,996

Total Financial Company Commercial Paper (Cost $90,970)		90,970

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.22%
Federal Home Loan Bank,
0.23%, Due 11/6/2015	9,285	9,283
0.26%, Due 11/25/2015	5,000	4,998

Total U.S. Government Agency Obligations (Cost $14,281)		14,281

	Shares
INVESTMENT COMPANIES—9.55%
Blackrock Cash Fund, Prime Class	8,344,751	8,345
State Street Institutional Liquidity Reserves Fund, Institutional Class	8,233,343	8,233

Total Investment Companies (Cost $16,578)		16,578

	Par Amount
	(000’s)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—9.79% (Cost $17,000)
Credit Agricole CIB, 0.14%, Acquired on 9/30/2015, Due 10/1/2015, at $17,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations valued at $17,680, 0.00%—0.125%, Due 4/15/2019)C	$17,000	17,000

OTHER REPURCHASE AGREEMENTS—16.13%
BNP Paribas Securities Corp., 0.29%, Acquired on 9/30/2015, Due 10/1/2015, at $7,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $7,700, 5.00%—10.00%, 5/15/2017—1/1/2049)	7,000	7,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, Acquired on 9/30/2015, Due 10/1/2015, at $7,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $7,700)	7,000	7,000
RBC Capital Markets LLC, 0.28%, Acquired on 9/24/2015, Due 10/1/2015, at $7,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $7,350, 3.50%—12.00%, 7/1/2017—9/1/2066)A	7,000	7,000

	Par Amount	Fair Value
	(000’s)	(000’s)
Wells Fargo Securities LLC, 0.20%, Acquired 9/30/2015, Due 10/1/2015, at $7,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $7,350, 3.721% - 7.50%, 7/19/2017—3/16/2044)A	$7,000	$7,000

Total Other Repurchase Agreements (Cost $28,000)		28,000

TOTAL INVESTMENTS—100.11% (Cost $173,828)		$173,828
LIABILITIES, NET OF OTHER ASSETS—(0.11%)		(188)

TOTAL NET ASSETS—100.00%		$173,640

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	LLC - Limited Liability Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $70,980 or 40.88% of net assets. The Fund has no right to demand registration of these securities.
C	Variable rate.

American Beacon U.S. Government Money Market Select FundSM

September 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS—44.30%
Federal Farm Credit Bank,
0.244%, Due 10/26/2015 A	$5,000	$5,000
0.15%, Due 12/1/2015	5,000	4,999
0.15%, Due 12/7/2015	5,000	5,000
0.20%, Due 12/18/2015 A	5,000	5,001
0.194%, Due 12/28/2015 A	10,000	10,000
0.224%, Due 4/6/2016 A	5,000	5,002
0.149%, Due 4/8/2016 A	5,000	5,000
Federal Home Loan Bank,
0.167%, Due 10/16/2015 A	5,000	5,000
0.15%, Due 10/30/2015	5,000	4,999
0.21%, Due 11/4/2015	4,000	3,999
0.218%, Due 11/12/2015	7,800	7,798
0.22%, Due 11/25/2015	10,000	9,997
0.215%, Due 12/9/2015	5,000	4,998
0.225%, Due 12/11/2015	5,000	4,998
0.185%, Due 1/14/2016	1,500	1,499
0.145%, Due 3/23/2016 A	5,000	5,000
0.141%, Due 7/22/2016 A	10,000	10,000
0.161%, Due 8/19/2016 A	5,000	5,000
Federal Home Loan Mortgage Corp., 0.189%, Due 10/16/2015 A	8,000	8,000
Federal National Mortgage Association, 0.27%, Due 2/2/2016	1,500	1,499

Total U.S. Government Agency Obligations (Cost $112,789)		112,789

	Shares
INVESTMENT COMPANIES—8.80%
Deutsche Government Cash Fund, Institutional Class	10,880,005	10,880
Morgan Stanley Government Portfolio, Institutional Class	11,374,625	11,375

Total Investment Companies (Cost $22,255)		22,255

	Par Amount
	(000’s)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—32.70%
Credit Agricole CIB, 0.14%, Acquired on 9/30/2015, Due 10/1/2015, at $23,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations valued at $23,920, 0.00%—0.125%, Due 4/15/2019)A	$23,000	23,000
Goldman Sachs & Co., 0.12%, Acquired on 9/30/2015, Due 10/1/2015, at $15,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $15,300, 4.00%—5.00%, Due 6/1/2025—4/1/2040)	15,000	15,000
RBC Capital Markets LLC, 0.12%, Acquired on 9/18/2015, Due 10/29/2015, at $10,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $10,200, 2.324%—4.50%, Due 8/1/2025—4/20/2065)B C	10,000	10,000
RBC Capital Markets LLC, 0.10%, Acquired on 9/30/2015, Due 10/1/2015, at $25,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $25,500, 2.192%—6.00%, Due 12/1/2019—9/1/2045)B	25,000	25,000
TD Securities (USA) LLC, 0.10%, Acquired on 9/23/2015, Due 10/7/2015, at $10,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations valued at $10,200, 0.00%—1.625%, Due 8/15/2022)B	10,000	10,000

	Par Amount	Fair Value
	(000’s)	(000’s)

Total Government Agency Repurchase Agreements (Cost $83,000)		$83,000

OTHER REPURCHASE AGREEMENTS—14.20%
BNP Paribas Securities Corp., 0.29%, Due 10/1/2015 (0)	$12,000	12,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, Due 10/1/2015 (0)	12,000	12,000
Wells Fargo Securities LLC, 0.20%, Due 10/1/2015 (0)B	12,000	12,000

Total Other Repurchase Agreements (Cost $36,000)		36,000

TOTAL INVESTMENTS —100.03% (Cost $254,044)		$254,044
LIABILITIES, NET OF OTHER ASSETS—(0.03%)		(67)
TOTAL NET ASSETS—100.00%		$253,977

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Variable rate.
B	LLC - Limited Liability Company.
C	The Fund may demand payment of the term repurchase agreement upon one business day notice depending on the timing of demand.

AMERICAN BEACON SELECT FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”).

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30 the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc. which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

2. Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ asset and liabilities. During the period ended September 30, 2015, there were no transfers between levels. At September 30, 2015, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$6,999	$—	$6,999
Financial Company Commercial Paper	—	90,970	—	90,970
U.S. Government Agency Obligations	—	14,281	—	14,281
Investment Companies	16,578	—	—	16,578
Government Agency Repurchase Agreements	—	17,000	—	17,000
Other Repurchase Agreements	—	28,000	—	28,000

Total Investments in Securities	$16,578	$157,250	$—	$173,828

U.S. Government Money Market Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$112,789	$—	$112,789
Investment Companies	22,255	—	—	22,255
Government Agency Repurchase Agreements	—	83,000	—	83,000
Other Repurchase Agreements	—	36,000	—	36,000

Total Investments in Securities	$22,255	$231,789	$—	$254,044

3. Securities and Other Investments

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a)possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of September 30, 2015, the following funds had investments in repurchase agreement with a gross value as disclosed in the Schedule of Investments:

Fund	Total
Money Market Fund	$45,000
Government Fund	119,000

The value of the related collateral disclosed on the Schedules of Investments exceeded the value of the repurchase agreements at period end.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. There were no restricted securities for the period ended September 30, 2015.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

4. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

5. Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

As of September 30, 2015, the cost basis of investments for federal income tax purposes was the same as the book basis.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended September 30, 2015 the Funds did not have capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: November 30, 2015

By:	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: November 30, 2015